Note 28 (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [abstract]
Retained Earnings And Other Reserves [Table Text Block]
The breakdown of the balance under this heading in the consolidated balance sheets is as follows:

RETAINED EARNINGS AND OTHER RESERVES. BREAKDOWN BY CONCEPTS (MILLIONS OF EUROS)

	2025	2024	2023
Legal reserve	559	565	572
Restricted reserve	746	582	561
Voluntary reserves	10,529	6,470	5,478
Total reserves holding company	11,834	7,616	6,612
Consolidation reserves attributed to the Bank and subsidiary consolidated companies	34,715	34,891	31,639
Total	46,550	42,507	38,251

Restricted reserves breakdown by concepts [Table Text Block]
As of December 31, 2025, 2024 and 2023, the Bank’s restricted reserves are as follows:

RESTRICTED RESERVES. BREAKDOWN BY CONCEPTS (MILLIONS OF EUROS)

	2025	2024	2023
Restricted reserve for retired capital	558	531	495
Restricted reserve for Parent Company shares and loans for those shares	187	49	65
Restricted reserve for redenomination of capital in euros	2	2	2
Total	746	582	561

Retained earnings, revaluation reserves and other reserves breakdown by company or corporate group [Table Text Block]
The breakdown, by company or corporate group, under the headings “Retained earnings” and “other reserves” in the consolidated balance sheets is as follows:

RETAINED EARNINGS AND OTHER RESERVES. BREAKDOWN BY COMPANY OR CORPORATE GROUP (MILLIONS OF EUROS)

	2025	2024	2023
Retained earnings (losses), revaluation reserves and other reserves
Holding Company	19,311	18,157	15,672
BBVA Mexico Group	19,235	17,209	15,705
Garanti BBVA Group	6,291	6,065	5,857
BBVA Provincial Group	1,803	1,774	1,758
BBVA Colombia Group	1,655	1,639	1,573
BBVA Argentina Group	1,427	1,315	1,474
BBVA Peru Group	1,356	1,245	1,158
Forum Chile Group	672	663	652
BBVA Uruguay Group	215	166	139
Corporación General Financiera, S.A.	494	410	368
BV America, S.L.	474	469	374
BBVA Leasing México, S.A. DE CV	252	221	181
Bilbao Vizcaya Holding, S.A.	140	205	198
Gran Jorge Juan, S.A.	105	83	66
BBVA Technology América S.A.	109	92	87
Anida Operaciones Singulares, S.A.	(5,509)	(5,524)	(5,497)
Tree Inversiones Inmobiliarias, S.A.	(231)	(288)	(357)
Other Real State Spanish Companies ⁽¹⁾	(1,063)	(1,152)	(1,164)
Other	41	(14)	243
Subtotal	46,778	42,734	38,488
Other reserves or accumulated losses of investments in joint ventures and associates
ATOM Holdco Limited	(167)	(169)	(181)
Metrovacesa, S.A.	(120)	(84)	(84)
Other	59	26	28
Subtotal	(228)	(227)	(237)
Total	46,550	42,507	38,251
(1) Includes balances corresponding to Sociedades inmobiliarias CX, Anida Grupo Inmobiliario and Sociedades inmobiliarias Unnim.